Indemnification assets	12 Months Ended
Dec. 31, 2021
Business Combinations1 [Abstract]
Indemnification assets	Indemnification assets

	Year ended December 31, 2021	Year ended December 31, 2020
	€m	€m
Balance at January 1	15.4	35.4
Release of indemnified provision	(5.9)	(20.0)
Balance at December 31	9.5	15.4
As at December 31, 2021, €7.0 million (December 31, 2020: €12.0 million) of the indemnification assets relate to the acquisition of the Findus Group in 2015 for which 342,190 shares are held in escrow and are valued at $25.39 (€22.40) (December 31, 2020: 618,099 shares valued at $25.42 (€20.69)) each. The shares placed in escrow were released in stages over a four-year period beginning January 2019 with the final release in January 2022. During 2021, 275,909 shares were released from escrow. As a consequence the indemnification asset was reduced by €5.0 million with a corresponding charge of to the Statement of Profit or Loss within the financial statements for the year ended December 31, 2021.
In January 2022, the remaining 342,190 shares were released from escrow. As a consequence the indemnification asset will be reduced by €7.0 million with a corresponding charge of to the Statement of Profit or Loss within the financial statements for the year ended December 31, 2022.
As at December 31, 2021, €2.5 million (2020: €3.4 million) of the indemnification asset relates to the Goodfella’s Pizza acquisition for several contingent liabilities that arose prior to acquisition and were recognized in the balance sheet to the same extent as the asset. During 2021, €0.9 million was released against the liabilities.